Share warrant obligation - Fair value of Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share warrant obligation
Starting share price	$ 4.63	$ 4.63	$ 8.06
Expected warrant life (years)	3 years 8 months 12 days	3 years 8 months 12 days	4 years 8 months 12 days
Cash Generating Unit Of Lightmap Llc [Member]
Share warrant obligation
Discount to the peer multiples to EV/Bookings	30.00%	30.00%
Discount to the peer multiples to EV/EBITDA	2.00%	2.00%